Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	WT MUTUAL FUND
Central Index Key	dei_EntityCentralIndexKey	0000927413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
WILMINGTON PRIME MONEY MARKET FUND (Prospectus Summary) | WILMINGTON PRIME MONEY MARKET FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPSXX
WILMINGTON PRIME MONEY MARKET FUND (Prospectus Summary) | WILMINGTON PRIME MONEY MARKET FUND | W SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPWXX
WILMINGTON PRIME MONEY MARKET FUND (Prospectus Summary) | WILMINGTON PRIME MONEY MARKET FUND | SERVICE SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPRXX
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND (Prospectus Summary) | WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WGOXX
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND (Prospectus Summary) | WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND | W SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WGWXX
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND (Prospectus Summary) | WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND | SERVICE SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WGSXX
WILMINGTON TAX-EXEMPT MONEY MARKET FUND (Prospectus Summary) | WILMINGTON TAX-EXEMPT MONEY MARKET FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTSXX
WILMINGTON TAX-EXEMPT MONEY MARKET FUND (Prospectus Summary) | WILMINGTON TAX-EXEMPT MONEY MARKET FUND | W SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTEXX
WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND (Prospectus Summary) | WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSIIX
WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND (Prospectus Summary) | WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSIBX
WILMINGTON BROAD MARKET BOND FUND (Prospectus Summary) | WILMINGTON BROAD MARKET BOND FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBRIX
WILMINGTON BROAD MARKET BOND FUND (Prospectus Summary) | WILMINGTON BROAD MARKET BOND FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBRBX
WILMINGTON MUNICIPAL BOND FUND (Prospectus Summary) | WILMINGTON MUNICIPAL BOND FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTAIX
WILMINGTON MUNICIPAL BOND FUND (Prospectus Summary) | WILMINGTON MUNICIPAL BOND FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTABX
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND (Prospectus Summary) | WILMINGTON MULTI-MANAGER INTERNATIONAL FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMIIX
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND (Prospectus Summary) | WILMINGTON MULTI-MANAGER INTERNATIONAL FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMMFX
WILMINGTON MULTI-MANAGER REAL ASSET FUND (Prospectus Summary) | WILMINGTON MULTI-MANAGER REAL ASSET FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMRIX
WILMINGTON MULTI-MANAGER REAL ASSET FUND (Prospectus Summary) | WILMINGTON MULTI-MANAGER REAL ASSET FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMMRX
WILMINGTON LARGE-CAP STRATEGY FUND (Prospectus Summary) | WILMINGTON LARGE-CAP STRATEGY FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMLIX
WILMINGTON LARGE-CAP STRATEGY FUND (Prospectus Summary) | WILMINGTON LARGE-CAP STRATEGY FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMMLX
WILMINGTON SMALL-CAP STRATEGY FUND (Prospectus Summary) | WILMINGTON SMALL-CAP STRATEGY FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMSIX
WILMINGTON SMALL-CAP STRATEGY FUND (Prospectus Summary) | WILMINGTON SMALL-CAP STRATEGY FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMMSX
WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND (Prospectus Summary) | WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAAIX
WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND (Prospectus Summary) | WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAAAX
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND (Prospectus Summary) | WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCAIX
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND (Prospectus Summary) | WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCAAX